Convertible Debentures (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Mar. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)
Convertible Debentures			$ 2,083,000				€ 1,794,600	$ 3,268,000	€ 6,801,165
Convertible Debentures, USA [Member]
Convertible Debentures	$ 1,883,000		2,083,000
Princpal	200,000		1,185,000
Interest	32,794		133,959
Issuance of common shares	123,591		1,866,528
Convertible Debentures, Canadian [Member]
Convertible Debentures	$ 1,128,497		$ 1,381,737		$ 1,601,000	$ 1,794,600
Princpal					$ 183,600	$ 5,006,565
Interest		$ 32,430		$ 770,705